Share Options Outstanding (Detail) (KRW)	Dec. 31, 2010 Year		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Range 1 | Shinhan Financial Group
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number Outstanding	1,582,484
Options outstanding, Weighted-Average Remaining Contractual Life (in years)	1.24	[1]
Options outstanding, Weighted-Average Exercise Price	28,006
Options exercisable, Number Exercisable	1,582,484
Options at an exercise price per share	28,006
Options exercisable, Weighted-Average Contractual Life (in years)	1.24	[1]
Range 2 | Shinhan Financial Group
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number Outstanding	2,526,903
Options outstanding, Weighted-Average Remaining Contractual Life (in years)	2.22	[1]
Options outstanding, Weighted-Average Exercise Price	38,829
Options exercisable, Number Exercisable	2,526,903
Options at an exercise price per share	38,829
Options exercisable, Weighted-Average Contractual Life (in years)	2.22	[1]
Range 3 | Shinhan Financial Group
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number Outstanding	1,082,469
Options outstanding, Weighted-Average Remaining Contractual Life (in years)	3.22	[1]
Options outstanding, Weighted-Average Exercise Price	54,560
Options exercisable, Number Exercisable	1,082,469
Options at an exercise price per share	54,560
Options exercisable, Weighted-Average Contractual Life (in years)	3.22	[1]
Range 4 | Shinhan Financial Group
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number Outstanding	661,804
Options outstanding, Weighted-Average Remaining Contractual Life (in years)	4.21	[1]
Options outstanding, Weighted-Average Exercise Price	49,053
Shinhan Financial Group
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number Outstanding	5,853,660		6,198,362	7,051,630	7,760,174
Options outstanding, Weighted-Average Remaining Contractual Life (in years)	2.37	[1]
Options outstanding, Weighted-Average Exercise Price	39,968		39,673	38,078	34,065
Options exercisable, Number Exercisable	5,191,856
Options at an exercise price per share	38,810
Options exercisable, Weighted-Average Contractual Life (in years)	2.13	[1]
Shinhan Investment Corp.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number Outstanding	450,000		450,000	5,352,912	5,695,769
Options outstanding, Weighted-Average Remaining Contractual Life (in years)	1.40	[1]
Options outstanding, Weighted-Average Exercise Price	6,370		6,370	7,064	6,956
Options exercisable, Number Exercisable	450,000
Options at an exercise price per share	6,370
Options exercisable, Weighted-Average Contractual Life (in years)	1.40	[1]
Shinhan Investment Corp. | Range 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number Outstanding	450,000
Options outstanding, Weighted-Average Remaining Contractual Life (in years)	1.40	[1]
Options outstanding, Weighted-Average Exercise Price	6,370
Options exercisable, Number Exercisable	450,000
Options at an exercise price per share	6,370
Options exercisable, Weighted-Average Contractual Life (in years)	1.40	[1]

[1]	Contractual life indicates the sum of service (vesting) period and exercisable period.